Summary of Significant Accounting Policies - Fair Value of Financial Instruments (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2018 CNY (¥) segment
Fair value of financial instruments
Available-for-sale debt securities		¥ 130,358
Segment reporting
Number of Operating Segments | segment	4	2
Financial Guarantee
Fair value of financial instruments
Other liabilities	¥ (8,847)
Share Based Compensation
Fair value of financial instruments
Other liabilities	(5,726)
Level 3 | Financial Guarantee
Fair value of financial instruments
Other liabilities	(8,847)
Level 3 | Share Based Compensation
Fair value of financial instruments
Other liabilities	(5,726)
Recurring
Fair value of financial instruments
Equity investments with readily determinable fair value	506,302	¥ 217,036
Available-for-sale debt securities		130,358
Recurring | Level 1
Fair value of financial instruments
Equity investments with readily determinable fair value	¥ 506,302	217,036
Recurring | Level 2
Fair value of financial instruments
Available-for-sale debt securities		¥ 130,358